Insurance-Related Accounts (Policyholders' Account in Life Insurance Business) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2016	Mar. 31, 2015
Policyholders Account In Life Insurance Business [Abstract]
Policyholders' account in the life insurance business	¥ 2,401,320	¥ 2,259,514
Universal Life Insurance
Policyholders Account In Life Insurance Business [Abstract]
Policyholders' account in the life insurance business	1,634,642	1,555,700
Investment Contracts
Policyholders Account In Life Insurance Business [Abstract]
Policyholders' account in the life insurance business	638,737	591,951
Other Contracts in Policyholders Account
Policyholders Account In Life Insurance Business [Abstract]
Policyholders' account in the life insurance business	¥ 127,941	¥ 111,863